Other revenues (Tables)	12 Months Ended
Dec. 31, 2022
Other revenues
in	2022	2021	2020
Other revenues (CHF million)
Loans held-for-sale	(133)	(90)	(34)
Long-lived assets held-for-sale	374	232	26
Equity method investments	167	60	(254)
Other investments	(38)	253	769
Other	808	834	786
Other revenues	1,178	1,289	1,293

Bank
Other revenues
in	2022	2021	2020
Other revenues (CHF million)
Loans held-for-sale	(133)	(90)	(34)
Long-lived assets held-for-sale	355	232	26
Equity method investments	167	60	(255)
Other investments	(38)	256	769
Other	1,129	1,108	1,009
Other revenues	1,480	1,566	1,515